Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments by category
Schedule of financial assets and liabilities

		As of December 31,
	Note	2023	2024	2025
		RMB	RMB	RMB
Assets in the consolidated statements of financial position
Financial assets measured at FVTPL:
Other non-current assets (excluding non-financial assets items)		10,811	4,605	2,632
Long-term and short-term treasury investments	21	3,250,041	8,039,752	7,594,780
Other financial investments measured at FVTPL	23	2,886,719	3,602,059	5,489,233
Prepayments, receivables and other current assets (excluding non-financial assets items)		494,058	126,983	206,242
		6,641,629	11,773,399	13,292,887

Financial assets measured at FVOCI:
Other financial investments measured at FVOCI	24	9,624,566	5,624,762	5,589,169
Long-term and short-term treasury investments	21	8,770	9,769	99,357
Prepayments, receivables and other current assets (excluding non-financial assets items)		676,209	1,535,897	5,855,012
Other non-current assets (excluding non-financial assets items)		—	—	547,330
		10,309,545	7,170,428	12,090,868
Financial assets measured at amortized cost:
Restricted cash	27	1,159,979	1,743,045	3,697,626
Other non-current assets (excluding non-financial assets items)		432,179	2,304,890	923,024
Long-term and short-term treasury investments	21	23,876,171	32,979,473	24,204,591
Accounts receivable	25	3,434,615	3,492,919	4,648,583
Prepayments, receivables and other current assets (excluding non-financial assets items)		10,450,788	11,028,837	10,330,564
Cash and cash equivalents	27	27,308,098	12,554,843	23,808,032
		66,661,830	64,104,007	67,612,420

		83,613,004	83,047,834	92,996,175

Liabilities in the consolidated statements of financial position
Financial liabilities measured at FVTPL:
Other non-current liabilities (excluding non-financial liabilities items)		173,526	36,632	—
Preferred shares issued by subsidiaries	33	13,846,145	10,961,493	10,678,693
Accrued expenses and other current liabilities (excluding non-financial liabilities items)	32	32,971	427,208	1,151,472
		14,052,642	11,425,333	11,830,165
Financial liabilities measured at amortized cost:
Borrowings	34	8,741,611	11,483,408	12,584,483
Lease liabilities	16	1,128,473	1,174,249	1,180,413
Other non-current liabilities (excluding non-financial liabilities items)		87,688	67,434	57,832
Accounts and notes payable	31	4,594,287	4,477,990	4,936,984
Accrued expenses and other current liabilities (excluding non-financial liabilities items)		10,460,580	10,992,425	16,915,148
		25,012,639	28,195,506	35,674,860

		39,065,281	39,620,839	47,505,025